Cash, cash equivalents and financial assets - Disclosure of Cash, Cash Equivalents and Financial Assets (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Cash and cash equivalents	€ 70,605	€ 84,225	€ 103,756	€ 136,792
Short-term investments	21,851	17,260	16,080
Cash and cash equivalents and short-term investments	92,456	101,485	119,836
Non-current financial assets	9,796	35,119	39,878
Total cash, cash equivalents and financial assets	€ 102,252	€ 136,604	€ 159,714